Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Cash Flow Statement) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		$ 477	$ 561	$ 525
Proceeds on disposal of fixed and intangible assets		6	12	5
Additions to fixed assets		(113)	(112)	(135)
Additions to intangible assets		(4)	(7)	(2)
Acquisitions of operations, net of cash acquired		(241)	(30)	(33)
Payments to acquire other investments, net of distributions received		(10)	(7)	(7)
Proceeds from Sale of Equity Method Investments		0	4	0
Proceeds from Divestiture of Businesses, Net of Cash Divested		86	20	0
Cash received on intercompany investing activities		0	0	0
Cash paid on intercompany investing activities		0	0	0
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		(276)	(120)	(172)
Senior notes issued	$ 800	0	522	0
Debt issuance costs		(3)	(8)	0
Repayments of debt		(15)	(536)	(15)
Payments of Debt Extinguishment Costs		0	(65)	0
Proceeds from issue of other debt		0	0	1
Repurchase of shares		(213)	0	(100)
Proceeds from issue of shares		134	155	53
Excess tax benefits from share-based payment arrangements		5	2	2
Dividends paid		(210)	(193)	(185)
Proceeds from Noncontrolling Interests		0	0	3
Acquisition of noncontrolling interests		(4)	(4)	(39)
Dividends paid to noncontrolling interests		(17)	(10)	(11)
Cash received on intercompany financing activities		0	0	0
Cash paid on intercompany financing activities		0	0	0
Net cash provided by (used in) financing activities		(323)	(137)	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(122)	304	62
Effect of exchange rate changes on cash and cash equivalents		(39)	(8)	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		796	500	436
CASH AND CASH EQUIVALENTS, END OF YEAR		635	796	500
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(35)	4	(23)
Proceeds on disposal of fixed and intangible assets		0	0	0
Additions to fixed assets		0	0	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	0
Payments to acquire other investments, net of distributions received		0	0	0
Proceeds from Sale of Equity Method Investments			0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	0
Cash received on intercompany investing activities		361	383	256
Cash paid on intercompany investing activities		0	(347)	0
Additional investment in subsidiaries		(31)
Net cash (used in) provided by continuing investing activities		330	36	256
Senior notes issued			0
Debt issuance costs		0	0
Repayments of debt		0	0	0
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				0
Repurchase of shares		(213)		(100)
Proceeds from issue of shares		134	155	53
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		(210)	(193)	(185)
Proceeds from Noncontrolling Interests				0
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		0	0	0
Cash paid on intercompany financing activities		0	0	0
Net cash provided by (used in) financing activities		(289)	(38)	(232)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		6	2	1
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		3	1	0
CASH AND CASH EQUIVALENTS, END OF YEAR		9	3	1
Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		781	399	2,393
Proceeds on disposal of fixed and intangible assets		1	3	0
Additions to fixed assets		(19)	(18)	(26)
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	(237)	0
Payments to acquire other investments, net of distributions received		0	0	0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	0
Cash received on intercompany investing activities		120	160	176
Cash paid on intercompany investing activities		(180)	(120)	(197)
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		(78)	(212)	(47)
Senior notes issued			0
Debt issuance costs		0	0
Repayments of debt		0	(521)	(4)
Payments of Debt Extinguishment Costs			(65)
Proceeds from issue of other debt				0
Repurchase of shares				0
Proceeds from issue of shares		0	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		(155)	(230)	(1,220)
Proceeds from Noncontrolling Interests				0
Acquisition of noncontrolling interests		(4)	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		50	1,075	81
Cash paid on intercompany financing activities		(595)	(443)	(1,366)
Net cash provided by (used in) financing activities		(704)	(184)	(2,509)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1)	3	(163)
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		3	0	163
CASH AND CASH EQUIVALENTS, END OF YEAR		2	3	0
Trinity Acquisition Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		181	63	1,356
Proceeds on disposal of fixed and intangible assets		0	0	0
Additions to fixed assets		0	0	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	0
Payments to acquire other investments, net of distributions received		0	0	0
Proceeds from Sale of Equity Method Investments			0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	0
Cash received on intercompany investing activities		0	132	78
Cash paid on intercompany investing activities		(4)	(442)	(131)
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		(4)	(310)	(53)
Senior notes issued			522
Debt issuance costs		0	(8)
Repayments of debt		(15)	(15)	(11)
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				1
Repurchase of shares				0
Proceeds from issue of shares		0	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		(155)	(330)	(1,069)
Proceeds from Noncontrolling Interests				0
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		0	147	0
Cash paid on intercompany financing activities		(7)	(69)	(224)
Net cash provided by (used in) financing activities		(177)	247	(1,303)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		212	662	(97)
Proceeds on disposal of fixed and intangible assets		6	9	5
Additions to fixed assets		(95)	(94)	(109)
Additions to intangible assets		(4)	(7)	(2)
Acquisitions of operations, net of cash acquired		(241)	(30)	(33)
Payments to acquire other investments, net of distributions received		(10)	(7)	(7)
Proceeds from Sale of Equity Method Investments			4
Proceeds from Divestiture of Businesses, Net of Cash Divested		86	257
Cash received on intercompany investing activities		435	60	1,230
Cash paid on intercompany investing activities		(46)	(780)	(81)
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		131	(588)	1,003
Senior notes issued			0
Debt issuance costs		(3)	0
Repayments of debt		0	0	0
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				0
Repurchase of shares		0		0
Proceeds from issue of shares		31	0	0
Excess tax benefits from share-based payment arrangements		5	2	2
Dividends paid		(352)	(7)	(815)
Proceeds from Noncontrolling Interests				3
Acquisition of noncontrolling interests		0	(4)	(39)
Dividends paid to noncontrolling interests		(17)	(10)	(11)
Cash received on intercompany financing activities		180	467	328
Cash paid on intercompany financing activities		(314)	(223)	(150)
Net cash provided by (used in) financing activities		(470)	225	(682)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(127)	299	224
Effect of exchange rate changes on cash and cash equivalents		(39)	(8)	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		790	499	273
CASH AND CASH EQUIVALENTS, END OF YEAR		624	790	499
Consolidation entries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(662)	(567)	(3,104)
Proceeds on disposal of fixed and intangible assets		(1)	0	0
Additions to fixed assets		1	0	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	237	0
Payments to acquire other investments, net of distributions received		0	0	0
Proceeds from Sale of Equity Method Investments			0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	(237)
Cash received on intercompany investing activities		(916)	(735)	(1,740)
Cash paid on intercompany investing activities		230	1,689	409
Additional investment in subsidiaries		31
Net cash (used in) provided by continuing investing activities		(655)	954	(1,331)
Senior notes issued			0
Debt issuance costs		0	0
Repayments of debt		0	0	0
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				0
Repurchase of shares				0
Proceeds from issue of shares		(31)	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		662	567	3,104
Proceeds from Noncontrolling Interests				0
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		(230)	(1,689)	(409)
Cash paid on intercompany financing activities		916	735	1,740
Net cash provided by (used in) financing activities		1,317	(387)	4,435
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		$ 0	$ 0	$ 0